Hedge accounting (Detail 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Hedge Reserves [Line Items]
Amounts related to hedge relationships for which hedge accounting continues to be applied	$ (1,053)	$ (2,514)
Amounts related to hedge relationships for which hedge accounting is no longer applied	(641)	(714)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	$ (1,694)	$ (3,228)